Sale of investment in FB Health (Details) - CAD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 31, 2017	Nov. 30, 2018	Dec. 31, 2018
Sale of investment in FB Health:
Contingent consideration receivable in connection with sale of investment in FB Health			$ 465
Contingent Consideration Receivable Recognised as of Acquisition Date	$ 384	$ 465
Change in fair value of contingent consideration receivable (note 14)			$ 81